NET LOSS PER SHARE (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2022
Common Stock Number of Shares Issued and Outstanding [Abstract]
Common stock, shares issued (in shares)	13,576,115	13,381,347	13,541,324	13,200,875
Common stock, shares outstanding (in shares)	13,576,115	13,381,347	13,541,324	13,200,875
Numerator [Abstract]
Net loss	$ (2,866)	$ (1,118)	$ (5,750)	$ (1,598)
Denominator [Abstract]
Weighted-average common shares outstanding - basic (in shares)	13,571,872	13,319,512	13,385,267	14,047,342
Weighted-average common shares outstanding - diluted (in shares)	13,571,872	13,319,512	13,385,267	14,047,342
Loss per share: [Abstract]
Basic loss per common share (in dollars per share)	$ (0.21)	$ (0.08)	$ (0.43)	$ (0.11)
Diluted loss per common share (in dollars per share)	$ (0.21)	$ (0.08)	$ (0.43)	$ (0.11)
Shares Vested [Member]
Anti-Dilutive Securities [Abstract]
Anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share (in shares)	4,814,604	4,020,032	4,628,311	3,838,429
Shares Unvested [Member]
Anti-Dilutive Securities [Abstract]
Anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share (in shares)	1,934,708	2,099,238	2,174,126	2,202,614
Convertible Notes [Member]
Anti-Dilutive Securities [Abstract]
Anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share (in shares)	708,918	0
Interest rate on convertible notes	15.00%				15.00%
Series A Preferred Stock [Member]
Anti-Dilutive Securities [Abstract]
Anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share (in shares)	5,088,944	5,088,944	5,088,944	5,088,944
Series B Preferred Stock [Member]
Anti-Dilutive Securities [Abstract]
Anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share (in shares)	4,584,202	4,584,202	4,584,202	4,584,202
Series Seed Preferred Stock [Member]
Anti-Dilutive Securities [Abstract]
Anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share (in shares)	6,911,715	6,911,715	6,911,715	6,911,715